EDGAR


                                                     November 12, 2004

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(e);
           John Hancock Capital Series
           John Hancock Core Equity Fund
           John Hancock Classic Value Fund
           John Hancock U.S. Global Leaders Growth Fund
           John Hancock Large Cap Select Fund
         File Nos. 811-1677; 2-29502

Gentlemen:

         Enclosed herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 as amended, are stickers for the Equity funds prospectuses for the above captioned funds.

         If you have any question or comment regarding this filing, please contact the undersigned at (617) 375-1706.

                                                    Sincerely,


                                                    /s/Marilyn Lutzer
                                                    Marilyn Lutzer
                                                    Manager-Federal Registration